Basis of Preparation and Significant Accounting Policies (Details) - Schedule of Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Anghami Cayman [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	Cayman
Principal business activities	Music streaming
Anghami Technologies Ltd [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	UAE
Principal business activities	Music streaming
Spotlight Recreational Services LLC [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	UAE
Principal business activities	Live events
Anghami FZ LLC [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	UAE
Principal business activities	Music streaming
Digimusic SAL Offshore [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	94.00%	94.00%
Country of Incorporation	Lebanon
Principal business activities	Music streaming
Anghami KSA [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	Saudi Arabia
Principal business activities	Music streaming
Anghami for Digital Content [Member]
Schedule of Subsidiaries [Line Items]
Percentage of legal ownership	100.00%	100.00%
Country of Incorporation	Egypt
Principal business activities	Music streaming